ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
3.	ACQUISITIONS

(i) During the year ended December 31, 2011, the Group acquired four individual hotels in the form of leased- and- operated hotel for total cash consideration of RMB20,400. The business acquisitions were accounted for under the purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2011	Amortization period
Current assets	2,199
Intangible assets	63
Property and equipment	10,980	5-10 years
Favorable lease	5,847	remaining lease term
Goodwill	1,873
Franchise agreements	900
Deferred tax liabilities	(1,462)

Total	20,400

(ii) During the year ended December 31, 2010, the Group acquired nine individual hotels in the leased-and-operated hotel business for total cash consideration of RMB63,733. The business acquisitions were accounted for under the purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2010	Amortization period
Cash	33
Property and equipment	25,550	5-10 years
Favorable lease	20,800	remaining lease term
Deferred tax assets	229
Goodwill	22,921
Unfavorable lease	(1,600)	remaining lease term
Franchise agreements	600	remaining franchise agreement term
Deferred tax liabilities	(4,800)

Total	63,733

(iii) In 2009 and 2010, the Group acquired noncontrolling interests in five and four existing subsidiaries, respectively. The aggregate consideration for these acquisitions was comprised of the following:

	2009	2010
Cash consideration	1,945	17,099
Fair value of warrants	—	7,068

Total consideration	1,945	24,167

The warrants provide the holder with the ability to purchase 1,500,000 ordinary shares of the Company at an exercise price of US$1.54 per share. The fair value of the warrants was determined by the Group using generally accepted valuation methodologies, including the discounted cash flow approach which incorporates certain assumptions including the financial results, growth trends, terminal value and discount rate of the Group, to derive the total equity value of the Group.

The acquisitions of the noncontrolling interests were accounted for as equity transactions. The difference between the purchase consideration and the related carrying value of the noncontrolling interests of RMB495 and RMB17,655 were recorded as a reduction of additional paid-in capital during the years ended December 31, 2009 and 2010, respectively.